Document and Entity Information	0 Months Ended
Apr. 17, 2015
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2014
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Apr. 17, 2015
Document Effective Date	Apr. 17, 2015
Prospectus Date	Sep. 02, 2014
Eaton Vance Richard Bernstein Market Opportunities Fund | Class A
Risk/Return:
Trading Symbol	ERMAX
Eaton Vance Richard Bernstein Market Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ERMCX
Eaton Vance Richard Bernstein Market Opportunities Fund | Class I
Risk/Return:
Trading Symbol	ERMIX